Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 3,610	kr 3,464	kr 3,071
Pension cost for defined benefit plans	2,895	3,179	3,486
Total	kr 6,505	kr 6,643	kr 6,557
Total pension cost expressed as a percentage of wages and salaries	8.30%	7.80%	8.90%
Sweden [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 1,306	kr 1,223	kr 1,192
Pension cost for defined benefit plans	1,624	2,013	2,144
Total	2,930	3,236	3,336
US [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	500	522	542
Pension cost for defined benefit plans	79	67	160
Total	579	589	702
United Kingdom [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	178	148	128
Pension cost for defined benefit plans	(56)	(67)	(22)
Total	122	81	106
Other Countries [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	1,626	1,571	1,209
Pension cost for defined benefit plans	1,248	1,166	1,204
Total	kr 2,874	kr 2,737	kr 2,413